Property, Plant and Equipment - Summary of Movements in Property, Plant and Equipment (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	€ 12,062	€ 12,088	[1]	€ 12,270
Freehold land [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	€ 319	€ 302

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.